Share Capital (Details) - Schedule of options were outstanding and exercisable - 9 months ended Oct. 31, 2021	$ / shares shares	$ / shares shares
Share Capital (Details) - Schedule of options were outstanding and exercisable [Line Items]
Number of Options Outstanding	5,060,000	5,060,000
Number of Options Exercisable	1,686,666	1,686,666
April 14, 2026 [Member]
Share Capital (Details) - Schedule of options were outstanding and exercisable [Line Items]
Grant Date	Apr. 15, 2021	Apr. 15, 2021
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.4)	$ 0.5
Number of Options Outstanding	4,000,000	4,000,000
Number of Options Exercisable	1,333,333	1,333,333
Weighted Average Remaining Life	4 years 5 months 12 days	4 years 5 months 12 days
August 4, 2026 [Member]
Share Capital (Details) - Schedule of options were outstanding and exercisable [Line Items]
Grant Date	Aug. 05, 2021	Aug. 05, 2021
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.4)	$ 0.5
Number of Options Outstanding	800,000	800,000
Number of Options Exercisable	266,667	266,667
Weighted Average Remaining Life	4 years 9 months 3 days	4 years 9 months 3 days
September 23, 2026 [Member]
Share Capital (Details) - Schedule of options were outstanding and exercisable [Line Items]
Grant Date	Sep. 24, 2021	Sep. 24, 2021
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.4)	$ 0.5
Number of Options Outstanding	260,000	260,000
Number of Options Exercisable	86,666	86,666
Weighted Average Remaining Life	4 years 10 months 24 days	4 years 10 months 24 days